Loans Held for Investment - Summary of the Companys loan portfolio (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) Loans	Dec. 31, 2021 USD ($) Loans	Dec. 31, 2020 USD ($) Loans
Loans and Financing Receivable
Number Of Loans | Loans	25	21	20
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value	558,019,000	469,673,314	422,280,515
Fair Value	$ 557,006,957	$ 467,201,619	$ 419,407,194
Weighted-average coupon rate	8.15%	7.85%	8.51%
Weighted-average remaining term (years)	1 year 5 months 8 days	1 year 6 months 10 days	1 year 5 months 23 days
Fixed Rate
Loans and Financing Receivable
Number Of Loans | Loans	7	6	6
Principal Balance	$ 97,914,340	$ 74,880,728	$ 56,335,792
Carrying Value	99,264,597	75,520,212	56,464,310
Fair Value	$ 99,045,593	$ 75,449,410	$ 56,284,334
Weighted-average coupon rate	12.92%	12.39%	12.17%
Weighted-average remaining term (years)	1 year 11 months 23 days	1 year 11 months 4 days	1 year 9 months 10 days
Floating rate
Loans and Financing Receivable
Number Of Loans | Loans	18	15	14
Principal Balance	$ 469,606,633	$ 405,270,423	$ 367,838,966
Carrying Value	458,754,403	394,153,102	365,816,205
Fair Value	$ 457,961,364	$ 391,752,209	$ 363,122,860
Weighted-average coupon rate	7.16%	7.01%	7.95%
Weighted-average remaining term (years)	1 year 3 months 25 days	1 year 5 months 12 days	1 year 5 months 8 days